Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
39.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments comprise cash and bank balances and interest-bearing bank and other borrowings. The main purpose of these financial instruments is to raise finance for the Group’s operations. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, liquidity risk, and equity price risk. The Directors review and agree on policies for managing each of these risks, and they are summarized below.

Interest rate risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.

The Group’s policy is to manage its interest cost using a mix of fixed and floating rate debts.

As at December 31, 2025, the total interest-bearing bank borrowings of RMB1,911,273 (US$273,308) (2024: RMB1,116,015) of the Group were with floating interest rates denominated in RMB.

The following table demonstrates the sensitivity to a reasonably possible change in the RMB interest rate, with all other variables held constant, of the Group’s loss before tax through the impact on floating rate borrowings. This analysis does not include the effect of interest capitalized.

	Increase/ (decrease) in basis points	Increase/ (decrease) in loss before tax
		RMB
2024
RMB	100	11,160
RMB	(100)	(11,160)
2025
RMB	100	19,113
RMB	(100)	(19,113)

Foreign currency risk

The Group has transactional currency exposures. Such exposures arise from sales or purchases by operating units and investing and financing activities in currencies other than the units’ functional currencies.

The following table demonstrates the sensitivity as at the end of each reporting period to a reasonably possible change in the US$ and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax and in other comprehensive income (without tax) due to changes in the fair values of monetary assets and liabilities.

	Increase/ (decrease) in foreign currency rate	Increase/ (decrease) in loss before tax	Increase/ (decrease) in other comprehensive income (without tax)
	%	RMB	RMB
December 31, 2024
If RMB weakens against US$	5	(44)	56,796
If RMB strengthens against US$	(5)	44	(56,796)
December 31, 2025
If RMB weakens against US$	5	(65)	124,210
If RMB strengthens against US$	(5)	65	(124,210)

Credit risk

The Group trades only with recognized and creditworthy third parties. Concentrations of credit risk are managed by the customer. At the end of the reporting period, the Group had certain concentrations of credit risk as 68% (2024: 73%) and 91% (2024: 96%) of the Group’s trade receivables were due from the Group’s largest customer, respectively. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis, and the Group’s exposure to bad debts is not significant.

The credit risk of the Group’s other financial assets, which comprise cash and bank balances, trade receivables, financial assets included in prepayments, deposits and other receivables and other non-current assets, arises from default of the counterparty, with a maximum exposure equal to the carrying amounts of these instruments.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB	RMB	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets - Normal**	9,846	-	-	-	9,846
Cash and bank balances - Not yet past due	1,261,211	-	-	-	1,261,211
Trade receivables*	-	-	-	83,143	83,143
Financial assets included in other non-current assets - Normal**	2,439	-	-	-	2,439
Total	1,273,496	-	-	83,143	1,356,639
	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets - Normal**	3,609	-	-	-	3,609	516
Cash and bank balances - Not yet past due	2,470,085	-	-	-	2,470,085	353,217
Trade receivables*	-	-	-	252,938	252,938	36,170
Financial assets included in other non-current assets - Normal**	690	-	-	-	690	99
Total	2,474,384	-	-	252,938	2,727,322	390,002

*	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 21 to the financial statements.

**	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Liquidity risk

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, lease liabilities and other interest-bearing loans. As at December 31, 2025, 62% (2024: 47%) of the Group’s borrowings would mature in less than one year based on the carrying values of the borrowings.

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

As at December 31, 2024
	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB

Trade payables	-	91,966	-	-	91,966
Lease liabilities	-	10,674	8,592	-	19,266
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	813,610	452,765	565,079	1,831,454
Financial liabilities included in other payables and accruals	73,670	29,344	-	-	103,014
Other non-current liabilities	-	-	6,274	-	6,274

Total	73,670	945,594	467,631	565,079	2,051,974

As at December 31, 2025
	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Trade payables	-	106,740	-	-	106,740	15,264
Lease liabilities	-	8,262	16,226	-	24,488	3,502
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	1,255,814	365,732	546,806	2,168,352	310,070
Financial liabilities included in other payables and accruals	130,142	10,308	-	-	140,450	20,084
Other non-current liabilities	-	-	12,031	-	12,031	1,720

Total	130,142	1,381,124	393,989	546,806	2,452,061	350,640

Equity price risk

Equity price risk is the risk that the fair values of equity securities decrease as a result of changes in the levels of equity indices and the value of individual securities. The Group is exposed to equity price risk arising from individual equity investments included in financial assets at FVTPL (note 17) as at December 31, 2025. The Group’s listed investments held in the prior year were listed on NASDAQ and were valued at the quoted market price at the end of the reporting period, whereas the investments in the current year don’t involve publicly traded market quotations.

The market equity index for the following stock exchange, at the close of business of the nearest trading day in the year to the end of the reporting period, and its respective highest and lowest points during the year were as follows:

	December 31,	High/low	December 31,	High/low
	2024	2024	2025	2025
United States–NASDAQ index	19,311	20,205/14,478	-	-/-

The following table demonstrates the sensitivity to every 5% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Decrease/ (increase) in loss before tax
	RMB	RMB
2024
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,141	57
(57)
2025
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	-	-
NASDAQ - Financial assets at fair value through profit or loss in USD	-	-

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the reporting year.

The Group monitors capital using a gearing ratio, which is net debt divided by the adjusted capital plus net debt. Net debt includes interest-bearing bank and other borrowings, trade payables, financial liabilities included in other payables and accruals and long-term payables, less cash and bank balances. Capital includes equity attributable to owners of the parent. The gearing ratios as at the end of the reporting periods were as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Interest-bearing bank and other borrowings	1,668,497	1,979,719	283,096
Trade payables	91,966	106,740	15,264
Financial liabilities included in other payables and accruals	103,014	140,450	20,084
Other non-current liabilities	6,274	12,031	1,720
Less: Cash and bank balances	(1,261,211)	(2,470,085)	(353,217)

Net debt	608,540	(231,145)	(33,053)

Equity attributable to owners of the parent	264,194	1,324,462	189,396

Adjusted capital	264,194	1,324,462	189,396

Capital and net debt	872,734	1,093,317	156,343

Gearing ratio	70%	NA	NA